Tax reforms (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maximum
Disclosure of Tax reforms [Line Items]
Applicable tax rate			35.00%
Minimum
Disclosure of Tax reforms [Line Items]
Applicable tax rate			15.00%
Colombia [Member] | Scenario Forecasts [Member] | Maximum
Disclosure of Tax reforms [Line Items]
Applicable tax rate		35.00%
Colombia [Member] | Scenario Forecasts [Member] | Minimum
Disclosure of Tax reforms [Line Items]
Applicable tax rate		30.00%
Colombia [Member] | Surcharge [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate			31.00%	32.00%	33.00%
Spain [Member]
Disclosure of Tax reforms [Line Items]
Percentage of Income Tax Exemption On Dividend And Capital Gains Income	95.00%
Argentina [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate				30.00%	30.00%